UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22737

Tea Leaf Management Investment Trust

 (Exact name of registrant as specified in charter)

60 East 42nd Street, Suite 901

New York, NY  10165

 (Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Registrant's telephone number, including area code: (212) 871-5700

Date of fiscal year end: January 31st

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Tea Leaf Long/Short Deep Value Fund
	Schedule of Investments
	October 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 100.93%

Auto Parts - 3.42%
4,700	Fuel Systems Solutions, Inc. (a) *	$ 84,412

Communication Equipment - 5.67%
40,000	Aviat Networks, Inc. *	82,400
15,000	Alcatel-Lucent S.A. ADR *	57,450
		139,850
Computer Peripheral Equipment, NEC - 4.01%
9,600	Logitech International SA *	98,784

Computer Storage Devices - 13.80%
70,000	Dot Hill Systems Corp. (a) *	203,700
110,000	Quantum Corp. (a) *	136,400
		340,100
Crude Petroleum & Natural Gas - 2.47%
2,000	Newfield Exploration Co. (a) *	60,900

Diversified Communication Services - 2.93%
11,200	Cbeyond Communications, Inc. (a) *	72,240

Electromedical & Electrotherapeutic Apparatus - 3.06%
7,500	Cutera, Inc. (a) *	75,375

Fabricated Plate Work (Boiler Shops) - 2.70%
9,400	McDermott International, Inc. *	66,458

Heavy Construction - 2.75%
3,500	Layne Christensen Co.	67,690

Industrial Inorganic Chemicals - 5.84%
5,800	Hydrogenics Corp. *	70,644
2,000	LSB Industries, Inc. *	73,440
		144,084
Information Technology Services - 3.49%
4,600	Sykes Enterprises, Inc. (a) *	86,112

Instruments For Meas & Testing of Electricity & Elec Signals - 3.06%
12,300	LTX-Credence Corp. (a) *	75,399

Internet Software & Services - 3.82%
1,200	Digital River, Inc. *	21,408
8,400	Vocus, Inc. (a) *	72,660
		94,068
Medical Appliances & Equipment - 5.57%
6,400	Invacare Corp. (a)	137,408

Miscellaneous Electrical, Machinery, Equipment & Supplies - 2.28%
4,700	Electro Scientific Industries, Inc. (a)	56,306

Networking & Communication Devices - 5.07%
23,300	Extreme Networks, Inc. (a) *	125,005

Railroad Equipment - 3.34%
3,700	FreightCar America, Inc.	82,288

Retail-Apparel & Accessory Stores - 2.75%
7,300	Aeropostale, Inc. *	67,817

Retail-Family Clothing Stores - 2.14%
3,400	American Eagle Outfitters, Inc.	52,666

Semiconductor-Broad Line - 5.38%
31,000	Entropic Communications, Inc. (a) *	132,680

Semiconductor-Integrated Circuits - 2.29%
4,900	Exar Corp. (a) *	56,497

Semiconductors & Related Devices - 9.69%
20,100	FormFactor, Inc. (a) *	104,922
9,500	Pericom Semiconductor Corp. (a) *	76,760
20,000	Vitesse Semiconductor Corp. *	57,200
		238,882
Services-Computer Integrated Systems Design - 0.65%
700	Quality Systems, Inc.	15,974

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.73%
2,700	United States Steel Corp.	67,203

Surgical & Medical Instruments & Apparatus - 2.03%
7,400	Accuray, Inc. *	49,987

TOTAL FOR COMMON STOCKS (Cost $2,277,991) - 100.93%		2,488,185

PUT OPTIONS - 0.48% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	iShares Core S&P Small Cap
2,000	December 2013 Put @ $102.00	3,000

	Market Vectors Semiconductor ETF
7,000	December 2013 Put @ $39.00	4,550

	PowerShares QQQ
4,000	December 2013 Put @ $81.00	4,360

TOTAL FOR PUT OPTIONS (Premiums Paid $12,729) - 0.48%		11,910

SHORT TERM INVESTMENTS - 4.55%
112,258	Fidelity Governmental Fund 57 0.01% **	112,258

TOTAL SHORT TERM INVESTMENTS (Cost $112,258) - 4.55%		112,258

TOTAL INVESTMENTS (Cost $2,402,978) - 105.96%		2,612,353

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.96%)		(147,016)

NET ASSETS - 100.00%		$ 2,465,337

(a) All or portion of this security is held as collateral for securities sold short.
ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at October 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Tea Leaf Long/Short Deep Value Fund
1. SECURITY TRANSACTIONS
At October 31, 2013, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $2,402,978, amounted to $186,140, which consisted of aggregate gross unrealized appreciation of
$319,979 and aggregate gross unrealized depreciation of $133,839.

2. SECURITY VALUATIONS

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2013 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,488,185	$0	$0	$2,488,185
Options	$11,910	$0	$0	$11,910
Cash Equivalents	$112,258	$0	$0	$112,258
Total	$2,612,353	$0	$0	$2,612,353

	Tealeaf Long/Short Deep Value Fund
	Schedule of Securities Sold Short
	October 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK *

Information Technology Services
400	International Business Machines Corp.	$ 71,684

Retail-Eating Places
400	Panera Bread Co.	63,168

Specialized Health Services
1,200	DaVita HealthCare Partners, Inc.	67,452

TOTAL FOR COMMON STOCK (Proceeds $208,600)		$ 202,304

EXCHANGE TRADED FUNDS *
2,400	iShares Core S&P Small Cap ETF	248,088
600	iShares Russell 2000 Index	65,514
6,100	Market Vectors Semiconductor ETF	251,137
900	PowerShares QQQ	74,511

TOTAL EXCHANGE TRADED FUNDS (Proceeds $609,719)		$ 639,250

TOTAL SECURITIES SOLD SHORT (Proceeds $818,319)		$ 841,554

* Represents non-income producing security during the period.

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$202,304	$0	$0	$202,304
Exchange Traded Funds	$639,250	$0	$0	$639,250
Total	$841,554	$0	$0	$841,554

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: December 20, 2013

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: December 20, 2013

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: December 20, 2013